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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448


                   	  Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
Shares                                                              Value

          PREFERRED STOCKS - 2.1 %
          Transportation - 0.7 %
          Airlines - 0.7 %
198,801   TAM SA *                                               $ 3,865,842
          Total Transportation                                   $ 3,865,842
          Utilities - 1.4 %
          Electric Utilities - 1.4 %
355,335   Cia Paranaense de Energia SA                           $ 7,806,380
          Total Utilities                                        $ 7,806,380
          TOTAL PREFERRED STOCKS
          (Cost  $9,975,831)                                     $ 11,672,222
          COMMON STOCKS - 96.3 %
          Energy - 9.4 %
          Coal & Consumable Fuels - 1.1 %
30,588,500Adaro Energy PT                                        $ 6,456,351
          Integrated Oil & Gas - 1.9 %
101,034   Lukoil Holding, Ltd. (A.D.R.) *                        $ 5,339,647
178,654   Petrobras Brasileiro SA (A.D.R.) *                       5,281,012
                                                                 $ 10,620,659
          Oil & Gas Exploration & Production - 5.0 %
4,217,700 CNOOC, Ltd.                                            $ 7,182,119
 50,359   Novatek OAO (G.D.R.) *                                   3,682,297
557,382   OGX Petroleo e Gas Participacoes SA *                    6,648,010
461,330   Pacific Rubiales Energy Corp. *                          10,833,708
                                                                 $ 28,346,134
          Oil & Gas Refining & Marketing - 1.4 %
348,569   Tupras-Turkiye Petrol Rafinerileri A.S. *              $ 7,800,597
          Total Energy                                           $ 53,223,741
          Materials - 18.9 %
          Construction Materials - 1.8 %
5,088,200 PT Indocement Tunggal Prakarsa Tbk                     $ 9,979,869
          Diversified Metals & Mining - 4.3 %
364,792   Eurasian Natural Resources Corp.                       $ 4,726,134
 75,980   Freeport-McMoRan Copper & Gold, Inc. (Class B)           5,469,040
336,921   Norilsk Nickel OAO (A.D.R.) *                            5,687,226
3,241,276 Nuevo Grupo Mexico SA                                    8,297,099
                                                                 $ 24,179,499
          Forest Products - 1.1 %
619,739   Duratex SA *                                           $ 6,209,215
          Gold - 2.6 %
472,274   Gold Fields, Ltd.                                      $ 6,696,545
441,714   IAMGOLD Corp.                                            8,277,720
                                                                 $ 14,974,265
          Precious Metals & Minerals - 1.6 %
152,320   Compania de Minas Buenaventura SAA                     $ 6,296,909
210,436   Polymetal *                                              2,497,875
                                                                 $ 8,794,784
          Steel - 7.5 %
259,815   Cia Siderurgica Nacional SA *                          $ 3,951,278
205,515   Companhia Vale do Rio Doce *                             5,497,526
 96,945   Kumba Iron Ore, Ltd.                                     4,347,834
1,028,073 MMX Mineracao e Metals SA *                              7,284,611
476,084   Severstal OAO (G.D.R.) *                                 5,755,856
662,752   Vale SA (A.D.R.) (b)                                     15,654,202
                                                                 $ 42,491,307
          Total Materials                                        $ 106,628,939
          Capital Goods - 3.2 %
          Construction & Engineering - 1.5 %
6,611,300 China Railways Construction Corp. *                    $ 8,459,614
          Construction & Farm Machinery & Heavy Trucks - 1.7 %
 44,480   Hyundai Heavy Industries, Ltd. *                       $ 9,817,786
          Total Capital Goods                                    $ 18,277,400
          Automobiles & Components - 7.9 %
          Auto Parts & Equipment - 1.4 %
 44,906   Hyundai Mobis, Ltd. *                                  $ 8,145,536
          Automobile Manufacturers - 4.3 %
6,014,000 Dongfeng Motor Group *                                 $ 9,340,869
219,530   Kia Motors, Ltd. *                                       5,653,328
1,712,400 PT Astra International Tbk                               9,008,311
                                                                 $ 24,002,508
          Motorcycle Manufacturers - 2.2 %
109,107   Bajaj Auto, Ltd.                                       $ 6,347,804
155,296   Hero Honda Motors, Ltd.                                  5,920,692
                                                                 $ 12,268,496
          Total Automobiles & Components                         $ 44,416,540
          Consumer Durables & Apparel - 2.7 %
          Homebuilding - 1.3 %
835,820   MRV Engenharia SA                                      $ 7,026,858
          Household Appliances - 0.9 %
154,760   Woongjin Coway Co., Ltd. *                             $ 5,164,729
          Textiles - 0.5 %
968,000   Ruentex Industries, Ltd.                               $ 2,860,823
          Total Consumer Durables & Apparel                      $ 15,052,410
          Retailing - 2.2 %
          Apparel Retail - 0.2 %
127,019   Truworths International, Ltd. *                        $ 1,005,538
          Department Stores - 2.0 %
256,569   Lojas Renner S.A. *                                    $ 8,402,995
3,527,300 New World Department Store China, Ltd.                   3,056,492
                                                                 $ 11,459,487
          Total Retailing                                        $ 12,465,025
          Food & Drug Retailing - 1.6 %
          Food Retail - 1.6 %
247,293   X-5 Retail Group NV (G.D.R.) *                         $ 8,986,208
          Total Food & Drug Retailing                            $ 8,986,208
          Food, Beverage & Tobacco - 2.7 %
          Packaged Foods & Meats - 0.7 %
4,828,800 Charoen Pokphand Foods PCL *                           $ 3,942,380
          Tobacco - 2.0 %
1,736,720 ITC, Ltd. *                                            $ 6,012,871
110,197   Souza Cruz SA *                                          5,142,506
                                                                 $ 11,155,377
          Total Food, Beverage & Tobacco                         $ 15,097,757
          Household & Personal Products - 4.9 %
          Household Products - 1.3 %
 20,998   LG Household & Health Care, Ltd. *                     $ 7,039,514
          Personal Products - 3.6 %
 6,021    AmorePacific Corp. *                                   $ 5,522,146
631,299   Hypermarcas SA *                                         8,320,712
268,613   Natura Cosmeticos SA                                     6,551,425
                                                                 $ 20,394,283
          Total Household & Personal Products                    $ 27,433,797
          Pharmaceuticals & Biotechnology - 2.6 %
          Pharmaceuticals - 2.6 %
664,635   Aspen Pharmacare Holdings, Ltd. *                      $ 7,545,291
401,445   Celltrion, Inc. *                                        6,904,012
                                                                 $ 14,449,303
          Total Pharmaceuticals & Biotechnology                  $ 14,449,303
          Banks - 20.0 %
          Diversified Banks - 18.4 %
2,950,903 Asya Katilim Bankasi AS                                $ 6,514,573
461,117   Banco Bradesco SA (A.D.R.) * (b)                         8,129,493
517,647   Banco do Brasil  SA                                      8,367,740
430,951   Banco Itau SA (A.D.R.)                                   9,295,613
11,336,000Bank Mandiri Tbk *                                       7,417,987
10,155,700China Construction Bank, Ltd.                            8,425,146
6,249,500 China Minsheng Banking Corp., Ltd *                      5,694,079
6,467,165 Chinatrust Financial Holding Co., Ltd.                   3,626,279
4,094,100 CIMB Group Holdings Bhd                                  10,093,135
2,295,250 Grupo Financiero Banorte SA                              8,183,336
280,634   ICICI Bank, Ltd.                                         5,852,961
8,717,900 Industrial and Commercial Bank of China, Ltd. *          6,363,355
1,644,575 Turkiye Garanti Bankasi AS                               7,919,017
966,273   Turkiye Halk Bankasi AS                                  7,825,544
                                                                 $ 103,708,258
          Thrifts & Mortgage Finance - 1.6 %
666,200   Housing Development Finance Corp., Ltd.                $ 8,872,452
          Total Banks                                            $ 112,580,710
          Diversified Financials - 1.1 %
          Specialized Finance - 1.1 %
892,726   Rural Electrification Development Program              $ 6,236,218
          Total Diversified Financials                           $ 6,236,218
          Insurance - 2.5 %
          Multi-Line Insurance - 2.5 %
1,811,600 China Pacific Insurance                                $ 6,530,147
 62,015   Powszechny Zaklad Ubezpieczen SA                         7,394,883
                                                                 $ 13,925,030
          Total Insurance                                        $ 13,925,030
          Real Estate - 1.3 %
          Real Estate Development - 1.3 %
6,248,000 Agile Property Holdings, Ltd. (b)                      $ 7,346,785
          Total Real Estate                                      $ 7,346,785
          Software & Services - 2.7 %
          It Consulting & Other Services - 2.7 %
140,600   Infosys Technologies, Ltd. (A.D.R.) * (b)              $ 8,054,974
402,157   Tata Consultancy Services, Ltd. *                        7,218,585
                                                                 $ 15,273,559
          Total Software & Services                              $ 15,273,559
          Technology Hardware & Equipment - 2.9 %
          Computer Hardware - 1.8 %
4,470,474 Compal Electronics, Inc.                               $ 5,013,843
3,221,411 Wistron Corp.                                            5,042,808
                                                                 $ 10,056,651
          Electronic Manufacturing Services - 1.1 %
1,797,540 Hon Hai Precision Industry Co., Ltd.                   $ 6,348,975
          Total Technology Hardware & Equipment                  $ 16,405,626
          Semiconductors - 4.2 %
          Semiconductors - 4.2 %
 21,159   Samsung Electronics Co., Ltd. *                        $ 13,377,456
1,105,476 Taiwan Semiconductor Manufacturing Co. (A.D.R.)          10,402,529
                                                                 $ 23,779,985
          Total Semiconductors                                   $ 23,779,985
          Telecommunication Services - 5.6 %
          Integrated Telecommunication Services - 1.6 %
7,234,000 China Telecom, Ltd.                                    $ 3,512,811
2,736,000 Chunghwa Telecom Co., Ltd.                               5,585,016
                                                                 $ 9,097,827
          Wireless Telecommunication Services - 4.0 %
230,496   America Movil (A.D.R.) (Series L) (b)                  $ 10,748,028
549,500   China Mobile, Ltd. *                                     5,628,389
3,002,000 Taiwan Mobile Co., Ltd. *                                5,902,596
                                                                 $ 22,279,013
          Total Telecommunication Services                       $ 31,376,840
          TOTAL COMMON STOCKS
          (Cost  $428,963,762)                                   $ 542,955,873
          Rights/Warrants - 0.0 %
          Transportation - 0.0 %
          Airlines - 0.0 %
 13,632   TAM SA Exp. 9/14/10 *                                  $  49,305
          Total Transportation                                   $  49,305
          TOTAL RIGHTS/WARRANTS
          (Cost  $36,267)                                        $  49,305
Principal
Amount ($)TEMPORARY CASH INVESTMENTS - 5.6 %                         Value
          Securities Lending Collateral  - 5.6% ( c)
          Certificates of Deposit:
917,028   Bank of Nova Scotia, 0.47%, 9/7/10                     $  917,028
641,920   BBVA Group NY, 0.51%, 7/26/11                             641,920
917,028   BNP Paribas Bank NY, 0.38%, 11/8/10                       917,028
458,514   DNB Nor Bank ASA NY, 0.27%, 11/10/10                      458,514
917,028   Nordea NY,  0.50%, 12/10/10                               917,028
917,028   RoboBank Netherland NV NY, 8/8/11                         917,028
917,028   Royal Bank of Canada NY, 0.26%, 1/21/11                   917,028
917,028   SocGen NY,  0.34%, 11/10/10                               917,028
458,514   Svenska NY,  0.275%, 11/12/10                             458,514
                                                                 $ 7,061,116
          Commercial Paper:
550,217   American Honda Finance, 0.33%, 5/4/11                  $  550,217
369,119   American Honda Finance, 1.29%, 6/20/11                    369,119
337,560   Australia & New Zealand Banking Group, 1.04%, 8/4/11      337,560
435,904   Caterpillar Financial Services Corp., 1.29%, 6/24/11      435,904
1,008,731 CBA, 0.56%, 1/3/11                                       1,008,731
183,320   CHARFD, 0.38%, 10/15/10                                   183,320
641,345   CHARFD, 0.31%, 12/14/10                                   641,345
366,642   CLIPPR, 0.45%, 10/8/10                                    366,642
549,827   CLIPPR, 0.28%, 12/1/10                                    549,827
550,217   CLIPPR, 0.45%, 9/1/10                                     550,217
295,993   FAIRPP, 0.30%, 11/9/10                                    295,993
366,561   FASCO, 0.27%, 12/1/10                                     366,561
421,791   FASCO, 0.45%, 9/9/10                                      421,791
458,508   FASCO, 0.46%, 9/2/10                                      458,508
917,167   Federal Home Loan Bank, 0.37%, 6/1/11                     917,167
458,481   GE Corp., 0.548%, 1/26/11                                 458,481
 91,638   General Electric Capital Corp., 0.61%, 6/6/11             91,638
 99,954   General Electric Capital Corp., 0.59%, 10/6/10            99,954
 99,261   General Electric Capital Corp., 0.62%, 10/21/10           99,261
775,048   JPMorgan Chase & Co., 0.89%, 09/24/10                     775,048
458,476   RANGER,  0.25%, 9/13/10                                   458,476
733,176   SANTANDER, 0.43%, 10/22/10                                733,176
183,326   SRCPP, 0.38%, 10/12/10                                    183,326
275,018   STRAIT, 0.36%, 10/4/10                                    275,018
458,316   TBLLC, 0.38%, 10/12/10                                    458,316
458,487   TBLLC, 0.24%, 9/10/10                                     458,487
917,028   Toyota Motor Credit Corp., 0.29%, 1/10/11                 917,028
916,547   VARFUN, 0.35%, 10/25/10                                   916,547
550,242   Wachovia, 0.69%, 3/22/11                                  550,242
917,028   Westpac, 0.50%, 07/29/11                                  917,028
366,774   WFC, 0.61%, 12/2/10                                       366,774
                                                                 $ 15,211,702
          Tri-party Repurchase Agreements:
1,682,068 Barclays Capital Markets, 0.24%, 9/1/10                $ 1,682,068
2,292,570 Deutsche Bank Securities, Inc., 0.24%, 9/1/10            2,292,572
917,028   HSBC Bank USA NA, 0.24%, 9/1/10                           917,026
1,834,056 RBS Securities, Inc., 0.25%, 9/1/10                      1,834,057
                                                                 $ 6,725,723
 Shares   Money Market Mutual Funds:
917,028   Blackrock Liquidity Temporary Cash Fund                $  917,028
917,028   Dreyfus Preferred Money Market Fund                       917,028
917,028   Fidelity Prime Money Market Fund                          917,028
                                                                 $ 2,751,084
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost $31,749,625)                                     $ 31,749,625
          TOTAL INVESTMENT IN SECURITIES - 104.0%
          (Cost  $470,725,486) (a)                               $ 586,427,025
          OTHER ASSETS AND LIABILITIES - (4.0)%                  $ -22,419,487
          TOTAL NET ASSETS - 100.0%                              $ 564,007,538
          *  Non-income producing security.
+ Investment held by the fund representing 5% or more of the outstanding vot (A.D.R.) American Depositary Receipt

(G.D.R.)  Global Depositary Receipt

   *      Non-income producing security.

  (a) At August 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $493,968,062 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost              $ 117,499,477

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                -25,040,514

          Net unrealized gain                                    $ 92,458,963

  (b)     At August 31, 2010, the following securities were out on loan:

 Shares   Description                                                Value
3,110,000 Agile Property Holdings, Ltd.                          $ 3,654,073
 17,500   America Movil S.A.B. de C.V. (A.D.R.) (Series L) *        816,025
418,000   Banco Bradesco SA (A.D.R.) *                             7,369,340
 50,000   Infosys Technologies, Ltd. (A.D.R.) *                    2,864,500
558,300   Vale SA (A.D.R.)                                         13,538,858
          Total                                                  $ 28,242,796

  (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.


              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
            Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

              The following is a summary of the inputs used as of August 31, 2010, in valuing the Fund's assets:

                             Level 1       Level 2     Level 3     Total
Preferred Stocks            $11,672,222      $0           $0    $ 11,672,222
Common Stocks               194,121,708     348,834,165   0      542,955,873
Rights/ Warrants                 49,305       0           0           49,305
Temporary Cash Investments       0           28,998,541   0        28,998,541
Money Market Mutual Funds      2,751,084        0           0       2,751,084
Total                     $ 208,594,319  $377,832,706    $0      $586,427,025



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date October 29, 2010

* Print the name and title of each signing officer under his or her signature.